SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

Cash Account Trust
Government & Agency Securities
Portfolio
Tax-Exempt Portfolio
Cash Management Fund
Cash Reserve Fund, Inc.
Prime Series
Cash Reserves Fund Institutional
Daily Assets Fund Institutional
Deutsche Alternative Asset Allocation
   Fund
Deutsche California Tax-Free Income
   Fund
Deutsche Capital Growth Fund
Deutsche Communications Fund
Deutsche Core Equity Fund
Deutsche Core Fixed Income Fund
Deutsche Core Plus Income Fund
Deutsche CROCI® Sector Opportunities
   Fund
Deutsche Diversified Market Neutral Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier
   Fund
Deutsche Enhanced Commodity Strategy Fund
Deutsche Enhanced Emerging Markets
   Fixed Income Fund
Deutsche Enhanced Global Bond Fund
Deutsche Equity 500 Index Fund
Deutsche Equity Dividend Fund
Deutsche Floating Rate Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Income Builder Fund
Deutsche Global Inflation Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities
   Fund

Deutsche Global Small Cap Fund
Deutsche GNMA Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund
Deutsche Intermediate Tax/AMT Free
   Fund
Deutsche International Fund
Deutsche International Value Fund
Deutsche Large Cap Focus Growth Fund
Deutsche Large Cap Value Fund
Deutsche Latin America Equity Fund
Deutsche LifeCompass 2015 Fund
Deutsche LifeCompass 2020 Fund
Deutsche LifeCompass 2030 Fund
Deutsche LifeCompass 2040 Fund
Deutsche LifeCompass Retirement Fund
Deutsche Managed Municipal Bond Fund
Deutsche Massachusetts Tax-Free Fund
Deutsche Mid Cap Growth Fund
Deutsche Mid Cap Value Fund
Deutsche Money Market Prime Series
Deutsche Money Market Series
Deutsche New York Tax-Free Income
   Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income
   Fund
Deutsche S&P 500 Index Fund
Deutsche Science and Technology Fund
Deutsche Select Alternative Allocation
   Fund
Deutsche Short Duration Fund
Deutsche Short-Term Municipal Bond
   Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche Strategic Equity Long/Short
  Fund

Deutsche Strategic Government
  Securities Fund
Deutsche Strategic High Yield Tax-Free
   Fund
Deutsche Target 2014 Fund
Deutsche U.S. Bond Index Fund
Deutsche Ultra-Short Duration Fund
Deutsche Unconstrained Income Fund
Deutsche Variable NAV Money Fund
Deutsche World Dividend Fund
Investors Cash Trust
Treasury Portfolio
NY Tax Free Money Fund
Tax Free Money Fund Investment
Tax-Exempt California Money Market
   Fund
Deutsche Variable Series I:
Deutsche Bond VIP
Deutsche Capital Growth VIP
Deutsche Core Equity VIP
Deutsche Global Small Cap VIP
Deutsche International VIP
Deutsche Variable Series II:
Deutsche Alternative Asset Allocation VIP
Deutsche Global Equity VIP
Deutsche Global Growth VIP
Deutsche Global Income Builder VIP
Deutsche Government & Agency
   Securities VIP
Deutsche High Income VIP
Deutsche Large Cap Value VIP
Deutsche Money Market VIP
Deutsche Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP
Deutsche Unconstrained Income VIP
Deutsche Investments VIT Funds:
Deutsche Equity 500 Index VIP
Deutsche Small Cap Index VIP

The following information replaces the existing disclosure in the “Investing in the Funds‐Financial Intermediary Support Payments” section of each fund’s/portfolio’s Prospectus:

FINANCIAL INTERMEDIARY SUPPORT PAYMENTS

The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries (“financial advisors”) in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares (“revenue sharing”). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b‐1 or service plan of the fund, any record keeping/sub‐transfer agency/networking fees payable by the fund (generally through the Distributor or an affiliate) and/or the Distributor or Advisor to certain financial advisors for performing such services and any sales charge,

September 24, 2014 PROSTKR-433

commissions, non‐cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing the fund with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting the Distributor access to the financial advisor’s sales force; granting the Distributor access to the financial advisor’s conferences and meetings; assistance in training and educating the financial advisor’s personnel; and obtaining other forms of marketing support.

The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of Deutsche fund shares or the retention and/or servicing of investors and Deutsche fund shares to financial advisors in amounts that generally range from 0.01% up to 0.50% of assets of the fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of the fund attributable to the financial advisor, a flat fee of up to $120,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor’s recommendation of the fund or of any particular share class of the fund. You should review your financial advisor’s compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor’s recommendation of the fund. Additional information regarding these revenue sharing payments is included in the fund’s Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both Deutsche funds and non‐Deutsche funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. or ExpertPlan Inc. on the DeAWM branded retirement plan platform (the “Platform”) with the level of revenue sharing payments being based upon sales of both the Deutsche funds and the non‐Deutsche funds by the financial advisor on the Platform or current assets of both the Deutsche funds and the non‐Deutsche funds serviced and maintained by the financial advisor on the Platform.

It is likely that broker‐dealers that execute portfolio transactions for the fund will include firms that also sell shares of the Deutsche funds to their customers. However, the Advisor will not consider sales of Deutsche fund shares as a factor in the selection of broker‐dealers to execute portfolio transactions for the Deutsche funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of Deutsche fund shares as a factor in the selection of broker‐dealers to execute portfolio transactions for the fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.

Please Retain This Supplement for Future Reference

September 24, 2014 PROSTKR-433

SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:

Cash Account Trust
Government & Agency Securities
Portfolio
Tax-Exempt Portfolio
Cash Management Fund
Cash Reserve Fund, Inc.
Prime Series
Cash Reserves Fund Institutional
Daily Assets Fund Institutional
Deutsche Alternative Asset Allocation Fund
Deutsche California Tax-Free Income Fund
Deutsche Capital Growth Fund
Deutsche Communications Fund
Deutsche Core Equity Fund
Deutsche Core Fixed Income Fund
Deutsche Core Plus Income Fund
Deutsche CROCI® Sector Opportunities
    Fund
Deutsche Diversified Market Neutral Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy
    Fund
Deutsche Enhanced Emerging Markets Fixed
    Income Fund
Deutsche Enhanced Global Bond Fund
Deutsche Equity 500 Index Fund
Deutsche Equity Dividend Fund
Deutsche Floating Rate Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Income Builder Fund
Deutsche Global Inflation Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund

Deutsche GNMA Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund
Deutsche Intermediate Tax/AMT Free Fund
Deutsche International Fund
Deutsche International Value Fund
Deutsche Large Cap Focus Growth Fund
Deutsche Large Cap Value Fund
Deutsche Latin America Equity Fund
Deutsche LifeCompass 2015 Fund
Deutsche LifeCompass 2020 Fund
Deutsche LifeCompass 2030 Fund
Deutsche LifeCompass 2040 Fund
Deutsche LifeCompass Retirement Fund
Deutsche Managed Municipal Bond Fund
Deutsche Massachusetts Tax-Free Fund
Deutsche Mid Cap Growth Fund
Deutsche Mid Cap Value Fund
Deutsche Money Market Prime Series
Deutsche Money Market Series
Deutsche New York Tax-Free Income Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income
    Fund
Deutsche S&P 500 Index Fund
Deutsche Science and Technology Fund
Deutsche Select Alternative Allocation Fund
Deutsche Short Duration Fund
Deutsche Short-Term Municipal Bond Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche Strategic Equity Long/Short Fund
Deutsche Strategic Government Securities
    Fund
Deutsche Strategic High Yield Tax-Free
    Fund

Deutsche Target 2014 Fund
Deutsche U.S. Bond Index Fund
Deutsche Ultra-Short Duration Fund
Deutsche Unconstrained Income Fund
Deutsche Variable NAV Money Fund
Deutsche World Dividend Fund
Investors Cash Trust
Treasury Portfolio
NY Tax Free Money Fund
Tax Free Money Fund Investment
Tax-Exempt California Money Market Fund

Deutsche Variable Series I:
Deutsche Bond VIP
Deutsche Capital Growth VIP
Deutsche Core Equity VIP
Deutsche Global Small Cap VIP
Deutsche International VIP

Deutsche Variable Series II:
Deutsche Alternative Asset Allocation VIP
Deutsche Global Equity VIP
Deutsche Global Growth VIP
Deutsche Global Income Builder VIP
Deutsche Government & Agency Securities
    VIP
Deutsche High Income VIP
Deutsche Large Cap Value VIP
Deutsche Money Market VIP
Deutsche Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP
Deutsche Unconstrained Income VIP

Deutsche Investments VIT Funds:
Deutsche Equity 500 Index VIP
Deutsche Small Cap Index VIP

The following information replaces similar disclosure under “Financial Intermediary Support Payments” section of each Fund’s/Portfolio’s Statement of Additional Information:

Financial Intermediary Support Payments. In light of recent regulatory developments, the Advisor, the Distributor and their affiliates have undertaken to furnish certain additional information below regarding the level of payments made by them to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries (financial advisors) in connection with the sale and/or distribution of fund shares or the retention and/or servicing of investors and fund shares (revenue sharing).

The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to each fund, to financial advisors in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares. Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of any fund, any record keeping/sub-transfer agency/networking fees payable by each fund (generally through the Distributor or an affiliate) and/or the Distributor or Advisor to certain financial advisors for performing such

September 24, 2014
SAISTKR-176

services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of FINRA or other concessions described in the fee table or elsewhere in the prospectuses or the SAI as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing each fund with “shelf space” or access to a third party platform or fund offering list, or other marketing programs including, without limitation, inclusion of each fund on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting the Distributor access to the financial advisor’s sales force; granting the Distributor access to the financial advisor’s conferences and meetings; assistance in training and educating the financial advisor’s personnel; and, obtaining other forms of marketing support. The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of each fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of Deutsche fund shares, or the retention and/or servicing of investors, to financial advisors in amounts that generally range from 0.01% up to 0.50% of assets of a fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of a fund attributable to the financial advisor, a flat fee of up to $120,000, or any combination thereof. These amounts are annual figures typically paid on a quarterly basis and are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation, may influence your financial advisor’s recommendation of a fund or of any particular share class of a fund. You should review your financial advisor’s compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor’s recommendation of a fund.

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both Deutsche funds and non-Deutsche funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. or ExpertPlan, Inc. on the DeAWM branded retirement plan platform (the “Platform”) with the level of revenue sharing payments being based upon sales of both the Deutsche funds and the non-Deutsche funds by the financial advisor on the Platform or current assets of both the Deutsche funds and the non-Deutsche funds serviced and maintained by the financial advisor on the Platform.

As of the date hereof, each fund has been advised that the Advisor, the Distributor and their affiliates expect that the firms listed in Part II —Appendix II-E will receive revenue sharing payments at different points during the coming year as described above.

The following information replaces similar disclosure in “APPENDIX II-E- FIRMS WITH WHICH DEUTSCHE ASSET & WEALTH MANAGEMENT HAS REVENUE SHARING ARRANGEMENTS” of each Fund’s/Portfolio’s Statement of Additional Information:

Channel: Broker-Dealers and Financial Advisors

Advisor Group
Ameriprise
Axa Advisors
Cambridge Investment Research, Inc.
Cetera Financial Group
Citigroup Global Markets, Inc.
Commonwealth Equity Services, LLP (dba Commonwealth Financial Network)
Deutsche Bank Group
Fidelity Brokerage Services LLC/National Financial Services LLC
First Allied Securities
Goldman Sachs
HD Vest Investment Securities, Inc.
Hooker & Holcombe Retirement Services, Inc.
The Huntington Investment Company

September 24, 2014
SAISTKR-176

2

ING Advisors Network
John Hancock Distributors LLC
Ladenburg Thalmann Group (Securities America, Investacorp, Triad Advisors)
LPL Financial
Meridien Financial Group
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Stanley Wealth Management
Northwestern Mutual Investment Services
Oppenheimer & Co., Inc.
PlanMember Services
Raymond James & Associates
Raymond James Financial Services
RBC Wealth Management
UBS Financial Services
Wells Fargo Advisors, LLC

Channel: Cash Product Platform

Allegheny Investments LTD
Apex Clearing Corp.
Bank of America
Bank of New York Mellon
Barclays Capital Inc.
BMO Capital Markets
Brown Brothers Harriman
Brown Investment Advisory & Trust Company
Cadaret Grant & Co.
Chicago Mercantile Exchange
Citibank Global Markets
COR Clearing LLC
D.A. Davidson & Company
Deutsche Bank Group
Fiduciary Trust Co. – International
First Southwest Company
Goldman Sachs & Co.
Institutional Cash Distributors, LLC
J.P. Morgan Clearing Corp.
J.P. Morgan Securities LLC
Lincoln Investment Planning
LPL Financial
My Treasury Ltd.
Pershing Choice Platform
ProFunds Distributors, Inc.
SAMCO Capital Markets
State Street Bank & Trust Company
State Street Global Markets
Sungard Institutional Brokerage Inc.
Treasury Brokerage LLC
Union Bank, NA
US Bank
William Blair & Company

September 24, 2014
SAISTKR-176

3

Channel: Third Party Insurance Platforms

Allstate Life Insurance Company
Allstate Life Insurance Company of New York
American Maturity Life Insurance Company
Ameritas Life Insurance Group
Annuity Investors Life Insurance Company
Columbus Life Insurance Company
Companion Life Insurance Company
Connecticut General Life Insurance Company
EquiTrust Life Insurance Company
Farm Bureau Life Insurance Company
Farmers New World Life Insurance Company
Fidelity Security Life Insurance Company
First Allmerica Financial Life Insurance Company
First Great West Life and Annuity Company
Genworth Life Insurance Company of New York
Genworth Life and Annuity Insurance Company
Great West Life and Annuity Insurance Company
Hartford Life Insurance Company
Integrity Life Insurance Company
John Hancock Life Insurance companies
Kemper Investors Life Insurance Company
Lincoln Benefit Life Insurance Company
Lincoln Life & Annuity Company of New York
Lincoln National Life Insurance Company
Massachusetts Mutual Life Insurance Group
MetLife Group
Minnesota Life Insurance Company
National Life Insurance Company
National Integrity Life Insurance Company
Nationwide Group
New York Life Insurance and Annuity Corporation
Phoenix Life Insurance Company
Protective Life Insurance
Prudential Insurance Company of America
RiverSource Life Insurance Company
Security Benefit Life Insurance Company
Sun Life Group
Symetra Life Insurance Company
Transamerica Life Insurance Company
Union Central Life Insurance Company
United of Omaha Life Insurance Company
United Investors Life Insurance Company
Western Southern Life Assurance Company
Zurich American Life Insurance Company of New York

Any additions, modifications or deletions to the financial advisors identified above that have occurred since the date hereof are not reflected.

Please Retain This Supplement for Future Reference

September 24, 2014
SAISTKR-176

4